Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	Credit Suisse Commodity Strategy Funds
Entity Central Index Key	0001291446
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
Credit Suisse Commodity Return Strategy Fund | Class I
Prospectus:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Class A
Prospectus:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class C
Prospectus:
Trading Symbol	CRSCX
Credit Suisse Floating Rate High Income Fund | Class I
Prospectus:
Trading Symbol	CSHIX
Credit Suisse Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	CHICX
Credit Suisse Strategic Income Fund | Class A
Prospectus:
Trading Symbol	CSOAX
Credit Suisse Strategic Income Fund | Class C
Prospectus:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class I
Prospectus:
Trading Symbol	CSOIX
Credit Suisse Managed Futures Strategy Fund | Class A
Prospectus:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Prospectus:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Prospectus:
Trading Symbol	CSAIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	CSQIX